Investments in Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Marketable Securities [Abstract]
Schedule of Investments in Marketable Securities	The movement of investments in marketable securities was shown below:
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
At fair value:
Beginning of the financial year	14,272,365	4,434,792	22,594,500	5,570,636
Additions	60,720,401	58,473,500	46,097,013	11,365,141
Disposals	(72,110,556)	(40,309,185)	(43,174,117)	(10,644,506)
Fair value gain/(loss) recognized for the year	1,552,582	(4,607)	3,665,944	903,832
End of the financial year	4,434,792	22,594,500	29,183,340	7,195,103